UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       EAC Management LP

Address:    654 Madison Avenue, Suite 801
            New York, New York 10065

13F File Number: 28-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mike Donatelli
Title:      Managing Member, General Partner
Phone:      (212) 500-2812

Signature, Place and Date of Signing:


/s/ Mike Donatelli              New York, New York          August 7, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      10

Form 13F Information Table Value Total:      $196,055
                                            (thousands)

List of Other Included Managers: NONE

                                                             FORM 13F INFORMATION TABLE
                                                                 EAC Management LP
                                                                   June 30, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)    PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE     SHARED NONE
--------------                --------------    -----      -------    -------   --- ----   ----------  -----    ----     ------ ----
COLLECTIVE BRANDS INC         COM              19421W100   7,957,830    371,514 SH         SOLE        NONE       371,514
COST PLUS INC CALIF           COM              221485105   4,493,654    204,257 SH         SOLE        NONE       204,257
GEN-PROBE INC NEW             COM              36866T103  17,414,974    211,861 SH         SOLE        NONE       211,861
GOODRICH CORP                 COM              382388106  64,398,070    507,471 SH         SOLE        NONE       507,471
INTERLINE BRANDS INC          COM              458743101   1,757,407     70,100 SH         SOLE        NONE        70,100
KNOLOGY INC                   COM              499183804   1,534,614     78,018 SH         SOLE        NONE        78,018
PEP BOYS MANNY MOE & JACK     COM              713278109   1,883,049    190,207 SH         SOLE        NONE       190,207
PROGRESS ENERGY INC           COM              743263105  13,969,127    232,161 SH         SOLE        NONE       232,161
SOLUTIA INC                   COM NEW          834376501  68,132,216  2,428,956 SH         SOLE        NONE     2,428,956
STANDARD MICROSYSTEMS CORP    COM              853626109  14,514,038    393,441 SH         SOLE        NONE       393,441

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